Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company’s financial instruments were as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data

(in thousands of $)		December 31, 2023		December 31, 2022
	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents(1)	Level 1	25,553	25,553	263	263
Liabilities
Current portion of long-term debt(2)(3)	Level 2	21,234	21,234	7,003	7,003
Related party liabilities - current(4)	Level 1	—	—	2,696	2,696
Long-term debt(2)(3)	Level 2	429,037	432,374	66,902	60,437
Related party liabilities - non-current(5)	Level 1	—	—	1,000	1,000

(1)     All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash. Thus, the carrying value is a reasonable estimate of the fair value.
(2) The fair value of the current portion of long-term debt and long-term debt have been corroborated using discounted cash flow models and market interest rates as of December 31, 2023 and 2022.
(3)     Our debt obligations are recorded at amortized cost in the Consolidated Balance Sheets. The amounts presented in the table are gross of deferred financing charges amounting to $14.1 million and $7.4 million at December 31, 2023 and 2022, respectively.
(4) The carrying value approximates the fair value due to their near term expected payment of cash (see description of Corporate Support Agreement in Note 15).
(5) The carrying value approximates the fair value due to their near term expected payment of cash (see description of Revolving Credit Facility in Note 15).

There have been no transfers between different levels in the fair value hierarchy during the periods presented.